William J. Evers
                                                      Vice President and Counsel
                                                                  (212) 314-5027
                                                             Fax: (212) 314-3959


                                                                October 23, 2009

VIA EDGAR
---------

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

   Re: AXA Equitable Life Insurance Company
       Pre-Effective Amendment No. 3 to the Registration Statement on Form N-4/A File Nos. 333-160951 and 811-07659
       CIK #0001015570

Commissioners:

On behalf of AXA Equitable Life Insurance Company ("AXA Equitable") we are filing herewith Pre-Effective Amendment No. 3 to AXA Equitable's Form N-4 Registration Statement under the Securities Act of 1933 ("1933 Act") and Amendment No. 237 to the Registration Statement on the same Form N-4 under the Investment Company Act of 1940 ("1940 Act") with respect to Separate Account No. 49 ("Separate Account") of AXA Equitable.

The Pre-Effective Amendment relates to the Retirement Conerstone(SM) Series, a variable deferred annuity contract to be issued by AXA Equitable with variable investment options funded through AXA Equitable's Separate Account 49. Retirement Conerstone(SM) Series will be offered and sold through both AXA Equitable's wholesale distribution channel and its retail distribution channel. To this end, the principal underwriters of Separate Account 49, and the distributors of Retirement Cornerstone Series are AXA Distributors, LLC and AXA Advisors, Inc., both of which are affiliates of AXA Equitable.

On July 29, 2009, we filed an initial Registration Statement on Form N-4 describing the new Annuity 1.0 Series contract. On August 19, 2009, we filed Pre-Effective Amendment No. 1 to Form N-4 to update the disclosure to include the new marketing name "Retirement Cornerstone(SM)" for the contracts and to make general changes regarding certain contract features. On September 29, 2009, we received written comments on this filing from Mr. Sonny Oh of the Securities and Exchange Commission's staff. We provided responses to some of these comments on October 15, 2009 in conjunction with Pre-Effective Amendment No. 2. This Pre-Effective Amendment is being filed to respond to certain outstanding staff comments, comply with staff comments in the manner previously described to Mr. Oh and to make other non-material updating and editorial changes. Also included in this filing are certain examples, additional exhibits to the registration statement and financial information for both Separate Account 49 and AXA Equitable.

We will address the remaining outstanding staff comments (as well as any subsequent staff comments) with an additional filing.

Please contact the undersigned at (212) 314-5431 or Christopher E. Palmer of Goodwin Procter LLP at (202) 346-4253 if you have any questions.



                                                          Very truly yours,

                                                          /s/ William J. Evers
                                                          ---------------------
                                                          William J. Evers

cc:  Sonny Oh, Esq.
     Christopher E. Palmer, Esq.